Long-term Debt (Details 2) (USD $)			0 Months Ended	12 Months Ended														0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Oct. 31, 2013 Senior notes item	Dec. 31, 2013 Senior notes	Dec. 31, 2013 Senior notes If redeemed 90 or fewer days prior to maturity	Dec. 31, 2013 Senior notes Change of control	Mar. 31, 2014 2018 Notes	Dec. 31, 2013 2018 Notes	Oct. 31, 2013 2018 Notes	Mar. 31, 2014 2020 Notes	Dec. 31, 2013 2020 Notes	Oct. 31, 2013 2020 Notes	Mar. 31, 2014 2023 Notes	Dec. 31, 2013 2023 Notes	Oct. 31, 2013 2023 Notes	Mar. 31, 2014 Senior unsecured credit facility	Dec. 31, 2013 Senior unsecured credit facility	Oct. 28, 2013 Senior unsecured credit facility GLP Capital	Oct. 31, 2013 Senior unsecured credit facility GLP Capital	Dec. 31, 2013 Senior unsecured credit facility GLP Capital	Mar. 31, 2014 Senior unsecured credit facility LIBOR Subsequent event	Dec. 31, 2013 Senior unsecured credit facility LIBOR GLP Capital	Mar. 31, 2014 Senior unsecured credit facility LIBOR GLP Capital Subsequent event	Dec. 31, 2013 Senior unsecured credit facility LIBOR GLP Capital Minimum	Dec. 31, 2013 Senior unsecured credit facility LIBOR GLP Capital Maximum	Mar. 31, 2014 Senior unsecured credit facility Base rate Subsequent event	Dec. 31, 2013 Senior unsecured credit facility Base rate GLP Capital	Mar. 31, 2014 Senior unsecured credit facility Base rate GLP Capital Subsequent event	Dec. 31, 2013 Senior unsecured credit facility Base rate GLP Capital Minimum	Dec. 31, 2013 Senior unsecured credit facility Base rate GLP Capital Maximum	Mar. 31, 2014 Revolving credit facility	Mar. 31, 2014 Revolving credit facility Subsequent event	Dec. 31, 2013 Revolving credit facility GLP Capital	Oct. 28, 2013 Revolving credit facility GLP Capital	Mar. 31, 2014 Revolving credit facility GLP Capital Subsequent event	Dec. 31, 2013 Revolving credit facility GLP Capital Minimum	Dec. 31, 2013 Revolving credit facility GLP Capital Maximum	Mar. 31, 2014 Term Loan A facility	Dec. 31, 2013 Term Loan A facility GLP Capital	Oct. 28, 2013 Term Loan A facility GLP Capital
Future minimum repayments of long-term debt
2018	$ 1,000,000,000	$ 850,000,000
Thereafter	1,500,000,000	1,500,000,000
Debt	2,500,000,000	2,350,000,000					550,000,000	550,000,000		1,000,000,000	1,000,000,000		500,000,000	500,000,000		450,000,000	300,000,000
Long-term debt
Term of debt																		5 years	5 years
Maximum borrowing capacity																																		700,000,000						300,000,000
Interest rate, description																					LIBOR	LIBOR				base rate	base rate
Interest rate added to the base rate (as a percent)																					1.50%	1.75%	1.50%	1.00%	2.00%	0.50%	0.75%	0.50%	0.00%	1.00%
Commitment fee percentage																																0.25%	0.30%		0.25%	0.15%	0.35%
Gross outstanding balance																450,000,000				300,000,000																		300,000,000	300,000,000
Revolving credit facility amount outstanding																															150,000,000		0
Aggregate principal amount			$ 2,050,000,000				$ 550,000,000	$ 550,000,000	$ 550,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 1,000,000,000			$ 2,050,000,000												$ 700,000,000							$ 300,000,000
Number of series of new notes issued			3
Number of wholly owned subsidiaries issuing debt instrument			2
Debt instrument interest rate stated percentage							4.375%	4.375%		4.875%	4.875%		5.375%	5.375%
Percentage of principal amount at which the entity may redeem all or part of the notes				100.00%	100.00%	101.00%